Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Goodwill	$ 40,277,000	$ 64,268,000
Impairment charges on goodwill	23,991,000	0
Fuel Cell Products and Services
Disclosure of operating segments [line items]
Impairment charges on goodwill	$ 0	$ 0